INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventories
Inventories	$ 126,044,122	$ 61,037,551	$ 29,338,548
Goods in transit	4,340,232	1,169,303	1,292,239
Supplies	17,534,434	6,320,594	5,930,471
Agricultural products	47,284,512	21,984,626
Inventory recognized as expense	190,283,802	102,369,869	86,179,252
Seeds
Inventories
Inventories	1,183,915	404,774	1,300,998
Resale products
Inventories
Inventories	35,080,737	21,368,521	13,843,157
Manufactured products
Inventories
Inventories	21,725,042	10,902,683	8,079,553
Allowance for obsolescences
Inventories
Inventories	$ (1,104,750)	$ (1,112,950)	$ (1,107,870)